Schedule of Investments ─ NYLI CBRE Real Assets ETF

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.9%

Communications — 1.6%
Cellnex Telecom SA	890	$29,967
Infrastrutture Wireless Italiane SpA	3,106	32,386
NETLINK NBN TRUST	36,188	22,963
Total Communications		85,316

Datacenters — 5.0%
Digital Realty Trust, Inc.	443	72,590
Equinix, Inc.	206	188,214
Total Datacenters		260,804

Diversified Property Holdings — 6.5%
Capitaland Investment Ltd.	13,600	24,685
CK Asset Holdings Ltd.	3,312	13,794
HMC Capital Ltd.	2,200	13,050
Hulic Co., Ltd.	6,000	53,122
Japan Metropolitan Fund Invest	49	29,903
KDX Realty Investment Corp.	28	28,045
Kerry Properties Ltd.	12,197	23,951
Land Securities Group PLC	6,018	43,744
LondonMetric Property PLC	13,910	32,217
Merlin Properties Socimi SA	1,515	17,608
Orix JREIT, Inc.	19	21,153
Sino Land Co., Ltd.	23,766	22,785
Swire Properties Ltd.	7,656	15,093
Total Diversified Property Holdings		339,150

Healthcare Facilities — 4.2%
American Healthcare REIT, Inc.	1,862	52,676
Welltower, Inc.	1,206	164,595
Total Healthcare Facilities		217,271

Industrial Properties — 6.1%
Americold Realty Trust, Inc.	1,856	40,554
CapitaLand Ascendas REIT	21,416	40,926
EastGroup Properties, Inc.	317	53,770
Frasers Logistics & Commercial Trust	31,976	20,880
Goodman Group	1,481	33,671
Keppel DC REIT	32,300	52,431
LaSalle Logiport REIT	15	13,891
Nippon Prologis REIT, Inc.	16	24,478
Rexford Industrial Realty, Inc.	916	37,245
Total Industrial Properties		317,846

Midstream/Pipelines — 7.7%
Enbridge, Inc.	1,050	45,567
Kinder Morgan, Inc.	693	19,044
ONEOK, Inc.	234	22,738
Pembina Pipeline Corp.	1,562	56,580
Plains GP Holdings LP, Class A*	1,423	30,097
Targa Resources Corp.	908	178,694
Williams Cos., Inc. (The)	816	45,231
Total Midstream/Pipelines		397,951

Net Leased Properties — 4.1%
Agree Realty Corp.	525	38,099
Four Corners Property Trust, Inc.	892	24,468
FrontView REIT, Inc.	1,938	33,411
Iron Mountain, Inc.	185	18,790
Realty Income Corp.	1,767	96,549
Total Net Leased Properties		211,317

Office Buildings — 0.5%
COPT Defense Properties	868	25,554

Residential — 4.1%
Daiwa House REIT Investment Corp.	19	29,975
	Shares	Value
Common Stocks (continued)

Residential (continued)
Elme Communities	1,780	$27,163
Grand City Properties SA*	2,194	25,408
Invitation Homes, Inc.	1,677	52,239
Sun Communities, Inc.	393	49,714
TAG Immobilien AG*	1,858	27,852
Total Residential		212,351

Residential: Hotels — 3.2%
Host Hotels & Resorts, Inc.	4,178	69,814
Japan Hotel REIT Investment Corp.	32	14,879
Marriott International, Inc., Class A	134	38,939
Pandox AB	631	11,554
Sunstone Hotel Investors, Inc.	2,514	28,484
Total Residential: Hotels		163,670

Retail: Community Shopping Centers — 2.9%
AEON REIT Investment Corp.	13	10,528
Brixmor Property Group, Inc.	1,156	30,125
Link REIT	7,910	32,588
Regency Centers Corp.	852	61,208
Shaftesbury Capital PLC	8,857	13,679
Total Retail: Community Shopping Centers		148,128

Retail: Enclosed Malls — 8.4%
Hammerson PLC	5,260	18,640
Klepierre SA	1,552	46,304
Scentre Group	33,495	77,093
Simon Property Group, Inc.	1,451	252,271
Unibail-Rodamco-Westfield	481	40,432
Total Retail: Enclosed Malls		434,740

Self Storage Property — 4.0%
Big Yellow Group PLC	1,472	17,467
CubeSmart	1,549	64,593
Extra Space Storage, Inc.	827	127,358
Total Self Storage Property		209,418

Towers — 1.9%
American Tower Corp.	536	99,133

Transportation — 13.5%
Aena SME SA	208	45,062
Auckland International Airport Ltd.	15,265	74,564
Canadian National Railway Co.	381	39,940
China Merchants Port Holdings Co., Ltd.	21,763	36,646
CSX Corp.	4,083	134,208
Eiffage SA	379	34,009
Ferrovial SE	1,797	77,339
Flughafen Zürich AG	103	24,955
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	4,540	84,238
Jiangsu Expressway Co., Ltd., Class H	23,685	26,173
Norfolk Southern Corp.	185	47,230
Transurban Group	3,601	30,053
West Japan Railway Co.	2,508	46,370
Total Transportation		700,787

Utilities — 26.2%
AES Corp. (The)	2,769	30,459
Ameren Corp.	312	29,390
Atmos Energy Corp.(a)	371	52,871
Chesapeake Utilities Corp.	322	39,365
China Gas Holdings Ltd.	17,448	14,421
China Resources Gas Group Ltd.	4,088	13,877
Chubu Electric Power Co., Inc.	2,592	27,092

Schedule of Investments ─ NYLI CBRE Real Assets ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Utilities (continued)
CLP Holdings Ltd.	6,844	$56,875
CMS Energy Corp.	687	45,342
Consolidated Edison, Inc.	423	39,652
Constellation Energy Corp.	169	50,697
DTE Energy Co.	344	41,239
E.ON SE	3,759	44,626
Emera, Inc.(a)	662	25,241
Enel SpA	3,486	24,893
Essential Utilities, Inc.	1,182	41,937
Evergy, Inc.	846	54,288
Iberdrola SA	3,256	46,169
Kansai Electric Power Co., Inc. (The)	2,240	24,823
National Grid PLC	8,084	98,418
NextEra Energy, Inc.	1,458	104,334
OGE Energy Corp.	1,246	52,619
Pennon Group PLC(a)	2,069	14,859
PG&E Corp.	4,703	73,602
PPL Corp.	3,080	103,488
Sempra	158	13,103
Severn Trent PLC	555	17,427
WEC Energy Group, Inc.(a)	1,270	126,060
Xcel Energy, Inc.(a)	811	54,499
Total Utilities		1,361,666

Total Common Stocks
(Cost $4,921,414)		5,185,102

Short-Term Investments — 1.7%

Money Market Funds — 1.7%
BlackRock Liquidity FedFund, 4.26%(b)	48,508	48,508
Dreyfus Government Cash Management Fund, Institutional Shares, 4.82%(b)(c)	38,963	38,963

Total Short-Term Investments
(Cost $87,471)		87,471

Total Investments — 101.6% (Cost $5,008,885)		5,272,573
Other Assets and Liabilities, Net — (1.6)%		(85,477)
Net Assets — 100%		$5,187,096

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $256,318; total market value of collateral held by the Fund was $261,663. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $222,700.
(b)	Reflects the 7-day yield at January 31, 2025.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI CBRE Real Assets ETF (continued)

January 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,185,102	$—	$—	$5,185,102
Short-Term Investment:
Money Market Fund	87,471	—	—	87,471
Total Investments in Securities	$5,272,573	$—	$—	$5,272,573

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.